Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Bond VIP
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 68.1%
Communication Services 7.8%
Amazon.com, Inc.:
2.5%, 6/3/2050	20,000	18,731
4.25%, 8/22/2057	45,000	57,169
AT&T, Inc.:
1.65%, 2/1/2028	50,000	49,600
1.7%, 3/25/2026	70,000	70,867
2.25%, 2/1/2032	85,000	82,761
2.75%, 6/1/2031	50,000	51,340
3.65%, 6/1/2051	100,000	101,899
Bell Telephone Co. of Canada, 2.15%, 2/15/2032	110,000	107,659
CCO Holdings LLC, 144A, 4.75%, 3/1/2030	100,000	104,548
Charter Communications Operating LLC:
2.25%, 1/15/2029 (b)	70,000	69,945
3.5%, 3/1/2042 (b)	110,000	107,626
3.7%, 4/1/2051	140,000	136,307
4.4%, 12/1/2061	100,000	103,996
Cox Communications, Inc., 144A, 2.95%, 10/1/2050	40,000	37,611
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	200,000	186,000
144A, 4.125%, 12/1/2030	200,000	196,250
DIRECTV Holdings LLC, 144A, 5.875%, 8/15/2027	30,000	31,313
Discovery Communications LLC, 4.0%, 9/15/2055	35,000	36,599
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031 (b)	50,000	49,407
144A, 4.125%, 8/1/2030	135,000	140,569
Netflix, Inc.:
144A, 3.625%, 6/15/2025	45,000	47,813
5.875%, 11/15/2028	125,000	153,175
NortonLifeLock, Inc., 3.95%, 6/15/2022	225,000	227,632
Tencent Music Entertainment Group, 2.0%, 9/3/2030	211,000	198,680
T-Mobile U.S.A., Inc.:
2.05%, 2/15/2028	30,000	30,240
2.25%, 11/15/2031	110,000	107,866
2.625%, 4/15/2026	135,000	138,037
3.3%, 2/15/2051	43,000	41,575
3.375%, 4/15/2029	125,000	130,406
Verizon Communications, Inc.:
2.1%, 3/22/2028	55,000	55,830
2.55%, 3/21/2031	70,000	70,860
2.65%, 11/20/2040	55,000	51,676
2.85%, 9/3/2041	70,000	68,318
3.0%, 11/20/2060	50,000	46,188
3.7%, 3/22/2061	100,000	105,593
ViacomCBS, Inc., 4.2%, 5/19/2032	144,000	164,718

Vodafone Group PLC:
4.25%, 9/17/2050	55,000	63,382
5.125%, 6/4/2081	80,000	82,411
Walt Disney Co., 2.65%, 1/13/2031	45,000	46,973
		3,571,570
Consumer Discretionary 6.2%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	110,000	111,673
7-Eleven, Inc.:
144A, 0.95%, 2/10/2026	26,000	25,535
144A, 1.3%, 2/10/2028	34,000	32,685
144A, 1.8%, 2/10/2031	137,000	130,445
American Honda Finance Corp., 1.3%, 9/9/2026	180,000	179,765
Carnival Corp.:
144A, 5.75%, 3/1/2027	95,000	98,206
144A, 7.625%, 3/1/2026	50,000	53,375
Dollar General Corp., 4.125%, 4/3/2050	20,000	23,403
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	250,000	250,500
2.9%, 2/16/2028	204,000	203,745
3.37%, 11/17/2023	350,000	358,715
3.625%, 6/17/2031	260,000	261,625
General Motors Co., 5.4%, 4/1/2048	70,000	86,797
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	90,000	88,151
2.7%, 6/10/2031	90,000	89,724
3.95%, 4/13/2024	120,000	128,249
4.35%, 4/9/2025	84,000	92,234
Hilton Domestic Operating Co., Inc., 144A, 3.625%, 2/15/2032	150,000	147,750
Home Depot, Inc., 3.35%, 4/15/2050	50,000	54,094
Lowe's Companies, Inc.:
2.8%, 9/15/2041	80,000	77,821
3.0%, 10/15/2050	45,000	43,881
4.05%, 5/3/2047	40,000	45,923
McDonald's Corp., 4.2%, 4/1/2050	50,000	59,607
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026	40,000	39,182
144A, 5.5%, 4/1/2028	60,000	61,368
Walmart, Inc., 1.8%, 9/22/2031	90,000	89,227
		2,833,680
Consumer Staples 1.3%
Altria Group, Inc.:
2.45%, 2/4/2032	42,000	40,246
3.7%, 2/4/2051	50,000	47,077
3.875%, 9/16/2046	20,000	19,479
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	58,102
4.439%, 10/6/2048	50,000	58,495
5.55%, 1/23/2049	55,000	74,489
BAT Capital Corp.:
2.726%, 3/25/2031	60,000	59,086
3.734%, 9/25/2040	53,000	51,133
Campbell Soup Co.:
2.375%, 4/24/2030	30,000	30,200
4.15%, 3/15/2028	37,000	41,674
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	30,000	33,615

PepsiCo, Inc., 3.5%, 3/19/2040	25,000	27,861
Philip Morris International, Inc., 2.1%, 5/1/2030	60,000	59,620
		601,077
Energy 2.2%
BP Capital Markets America, Inc.:
2.939%, 6/4/2051	100,000	94,550
3.06%, 6/17/2041	100,000	100,969
Cenovus Energy, Inc., 3.75%, 2/15/2052	50,000	48,587
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	50,000	50,165
4.5%, 10/1/2029	225,000	239,131
Energy Transfer LP, 5.0%, 5/15/2050	20,000	23,075
Enterprise Products Operating LLC, 3.3%, 2/15/2053	80,000	78,019
Exxon Mobil Corp., 2.44%, 8/16/2029	87,000	90,735
Hess Corp., 5.8%, 4/1/2047	100,000	130,231
MPLX LP, 2.65%, 8/15/2030	35,000	35,120
Suncor Energy, Inc., 3.75%, 3/4/2051	60,000	64,295
TotalEnergies Capital International SA, 3.127%, 5/29/2050	60,000	60,329
		1,015,206
Financials 25.0%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	150,000	156,413
4.625%, 10/15/2027	150,000	167,249
Air Lease Corp., 3.0%, 2/1/2030	139,000	141,044
Aircastle Ltd., 4.4%, 9/25/2023	109,000	116,071
Ally Financial, Inc., 4.7%, Perpetual (c)	250,000	260,212
American Express Co., 3.55%, Perpetual (c)	475,000	483,954
Avolon Holdings Funding Ltd.:
144A, 2.528%, 11/18/2027	181,000	178,014
144A, 2.75%, 2/21/2028	120,000	119,692
144A, 4.25%, 4/15/2026	40,000	43,023
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	200,000	207,000
Banco Santander SA, 1.722%, 9/14/2027	200,000	199,071
Bank of America Corp.:
1.922%, 10/24/2031	260,000	250,112
2.676%, 6/19/2041	60,000	57,925
2.972%, 7/21/2052	50,000	48,947
4.3%, Perpetual (c)	204,000	207,570
Barclays PLC, 2.852%, 5/7/2026	200,000	210,069
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	201,000	202,095
Blackstone Secured Lending Fund:
144A, 2.85%, 9/30/2028	90,000	89,391
3.625%, 1/15/2026	155,000	163,719
BNP Paribas SA:
144A, 2.159%, 9/15/2029	200,000	198,107
144A, 4.625%, Perpetual (c)	200,000	204,250
Capital One Financial Corp.:
2.359%, 7/29/2032	200,000	195,806
3.95%, Perpetual (c)	270,000	278,100
Citigroup, Inc.:
2.561%, 5/1/2032	40,000	40,393
3.2%, 10/21/2026	170,000	183,290
4.0%, Perpetual (c)	650,000	673,530
Global Payments, Inc.:
1.2%, 3/1/2026	120,000	118,784
3.2%, 8/15/2029	120,000	126,852

HSBC Holdings PLC:
2.206%, 8/17/2029	200,000	198,372
4.0%, Perpetual (c)	200,000	200,500
4.6%, Perpetual (c)	250,000	249,925
Intercontinental Exchange, Inc.:
2.1%, 6/15/2030	52,000	51,427
3.0%, 6/15/2050	33,000	32,562
Intesa Sanpaolo SpA, 144A, 4.95%, 6/1/2042	275,000	284,996
JPMorgan Chase & Co.:
2.522%, 4/22/2031	150,000	153,030
2.739%, 10/15/2030	100,000	103,562
2.956%, 5/13/2031	50,000	52,018
3.328%, 4/22/2052	60,000	62,853
3.65%, Perpetual (c)	200,000	201,000
M&T Bank Corp, 3.5%, Perpetual (c)	150,000	148,875
Mizuho Financial Group, Inc., 1.234%, 5/22/2027	215,000	211,614
Morgan Stanley:
1.794%, 2/13/2032	45,000	42,858
2.484%, 9/16/2036	144,000	140,937
3.217%, 4/22/2042	30,000	31,384
Natwest Group PLC, 4.6%, Perpetual (c)	240,000	241,152
OneMain Finance Corp., 3.5%, 1/15/2027	125,000	125,056
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	395,000	393,649
PNC Financial Services Group, Inc., 3.4%, Perpetual (c)	330,000	329,175
REC Ltd., 144A, 4.75%, 5/19/2023	200,000	209,998
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	270,000	288,420
Standard Chartered PLC, 144A, 4.75%, Perpetual (c)	200,000	201,750
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	70,000	85,258
Synchrony Financial, 4.375%, 3/19/2024	40,000	43,166
The Charles Schwab Corp.:
Series H, 4.0%, Perpetual (c)	125,000	128,937
Series I, 4.0%, Perpetual (c)	250,000	260,625
The Goldman Sachs Group, Inc.:
1.431%, 3/9/2027	95,000	94,739
1.992%, 1/27/2032	135,000	130,185
2.908%, 7/21/2042	86,000	84,792
3.8%, Perpetual (c)	390,000	399,262
UBS Group AG:
144A, 2.095%, 2/11/2032	200,000	194,590
144A, 4.375%, Perpetual (c)	200,000	202,040
Wells Fargo & Co.:
2.393%, 6/2/2028	168,000	173,282
2.572%, 2/11/2031	125,000	127,723
3.068%, 4/30/2041	60,000	61,656
3.9%, Perpetual (c)	245,000	252,656
		11,514,707
Health Care 4.3%
AbbVie, Inc.:
3.2%, 11/21/2029	50,000	53,876
4.25%, 11/21/2049	30,000	35,534
4.75%, 3/15/2045	25,000	31,219
Amgen, Inc.:
2.8%, 8/15/2041	31,000	29,954
3.0%, 1/15/2052	100,000	95,932
Anthem, Inc.:
2.25%, 5/15/2030	80,000	80,277
2.875%, 9/15/2029	40,000	42,107

Astrazeneca Finance LLC:
1.75%, 5/28/2028	80,000	80,465
2.25%, 5/28/2031	10,000	10,157
Biogen, Inc., 3.15%, 5/1/2050	50,000	47,657
Boston Scientific Corp., 4.0%, 3/1/2029	75,000	84,985
Bristol-Myers Squibb Co., 4.25%, 10/26/2049	85,000	105,432
Centene Corp.:
2.45%, 7/15/2028	60,000	60,300
2.625%, 8/1/2031	130,000	129,121
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	145,000	148,081
Cigna Corp.:
2.375%, 3/15/2031	50,000	50,454
2.4%, 3/15/2030	30,000	30,498
3.2%, 3/15/2040	15,000	15,447
3.4%, 3/15/2051	100,000	102,793
CVS Health Corp.:
1.75%, 8/21/2030	130,000	124,607
2.7%, 8/21/2040	30,000	28,627
4.25%, 4/1/2050	20,000	23,551
5.05%, 3/25/2048	45,000	57,924
Gilead Sciences, Inc.:
1.65%, 10/1/2030	40,000	38,407
2.8%, 10/1/2050	50,000	47,135
HCA, Inc., 5.25%, 6/15/2026	130,000	149,178
Humana, Inc., 2.15%, 2/3/2032	50,000	48,844
Thermo Fisher Scientific, Inc.:
2.0%, 10/15/2031	40,000	39,134
2.8%, 10/15/2041	40,000	39,898
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	50,000	50,135
3.25%, 5/15/2051	100,000	105,745
		1,987,474
Industrials 5.6%
Aadvantage Loyalty IP Ltd., 144A, 5.5%, 4/20/2026	125,000	131,406
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	200,000	209,786
Boeing Co.:
1.95%, 2/1/2024	265,000	271,203
2.196%, 2/4/2026	237,000	238,747
2.75%, 2/1/2026	375,000	390,614
4.875%, 5/1/2025	93,000	103,501
5.04%, 5/1/2027	60,000	69,020
Delta Air Lines, Inc.:
4.375%, 4/19/2028	94,000	100,829
144A, 4.5%, 10/20/2025	30,000	32,100
FedEx Corp.:
2.4%, 5/15/2031	60,000	60,519
4.05%, 2/15/2048	114,000	127,531
General Electric Co.:
3.45%, 5/1/2027	50,000	54,838
3.625%, 5/1/2030	35,000	38,892
GFL Environmental, Inc., 144A, 4.0%, 8/1/2028	150,000	148,875
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	200,000	217,484
Otis Worldwide Corp., 2.565%, 2/15/2030	60,000	61,597
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	80,000	79,072
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	195,000	207,977
Union Pacific Corp., 2.95%, 3/10/2052	50,000	49,705
		2,593,696

Information Technology 5.3%
Apple, Inc., 2.375%, 2/8/2041	75,000	72,036
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	150,000	144,088
144A, 3.137%, 11/15/2035	47,000	46,852
144A, 3.187%, 11/15/2036	70,000	69,797
4.11%, 9/15/2028	165,000	183,584
Dell International LLC:
4.9%, 10/1/2026	198,000	228,088
8.35%, 7/15/2046	60,000	97,312
Fidelity National Information Services, Inc., 2.25%, 3/1/2031	125,000	124,074
Intel Corp.:
3.05%, 8/12/2051	30,000	29,802
3.2%, 8/12/2061	30,000	30,160
KLA Corp., 3.3%, 3/1/2050	31,000	32,616
Microsoft Corp., 2.921%, 3/17/2052	86,000	88,907
MSCI, Inc.:
144A, 3.25%, 8/15/2033	50,000	50,573
144A, 3.625%, 9/1/2030	125,000	129,219
NVIDIA Corp., 3.5%, 4/1/2050	22,000	24,650
Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	178,500
Oracle Corp.:
3.6%, 4/1/2050	25,000	25,030
3.65%, 3/25/2041	142,000	146,862
4.0%, 11/15/2047	35,000	37,376
salesforce.com, Inc., 2.9%, 7/15/2051	100,000	99,749
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	201,000	198,403
Square, Inc., 144A, 3.5%, 6/1/2031	70,000	71,801
Texas Instruments, Inc., 1.125%, 9/15/2026	30,000	29,974
Twilio, Inc., 3.625%, 3/15/2029	170,000	173,910
VMware, Inc., 1.4%, 8/15/2026	100,000	99,550
		2,412,913
Materials 2.9%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	110,000	112,888
Berry Global, Inc., 144A, 1.65%, 1/15/2027	270,000	266,601
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	275,000	275,905
144A, 3.875%, 4/27/2051	90,000	94,101
LYB International Finance III LLC, 3.625%, 4/1/2051	30,000	31,537
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	237,000	261,695
Novelis Corp., 144A, 4.75%, 1/30/2030	200,000	210,540
Suzano Austria GmbH, 2.5%, 9/15/2028	90,000	87,525
		1,340,792
Real Estate 2.4%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030	55,000	53,822
(REIT), 2.95%, 1/15/2051	35,000	33,009
Boston Properties LP, (REIT), 2.55%, 4/1/2032	75,000	74,893
Crown Castle International Corp.:
(REIT), 2.9%, 4/1/2041	110,000	106,031
(REIT), 3.8%, 2/15/2028	50,000	54,984
Equinix, Inc., (REIT), 2.15%, 7/15/2030	34,000	33,343
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031	195,000	198,900
SBA Communications Corp., 144A, (REIT), 3.125%, 2/1/2029	350,000	338,187

Welltower, Inc.:
(REIT), 2.75%, 1/15/2031		40,000	41,221
(REIT), 2.8%, 6/1/2031		90,000	92,711
(REIT), 3.1%, 1/15/2030		80,000	84,588
			1,111,689
Utilities 5.1%
Ameren Corp., 1.75%, 3/15/2028		60,000	58,802
American Electric Power Co., Inc., 3.2%, 11/13/2027		50,000	53,749
CenterPoint Energy, Inc., 2.65%, 6/1/2031		30,000	30,634
Dominion Energy, Inc., 3.375%, 4/1/2030		110,000	119,156
Duke Energy Corp.:
3.25%, 1/15/2082		250,000	248,844
4.2%, 6/15/2049		30,000	34,152
Duke Energy Indiana LLC, 2.75%, 4/1/2050		50,000	47,822
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	213,729
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		200,000	198,387
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		36,000	38,701
3.5%, 4/1/2029		58,000	63,367
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		175,000	186,069
144A, 4.25%, 7/15/2024		250,000	264,687
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	19,036
3.3%, 8/1/2040		60,000	55,363
3.5%, 8/1/2050		25,000	22,736
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	222,000	274,346
Sempra Energy, 4.0%, 2/1/2048		55,000	61,463
Southern California Edison Co., 2.95%, 2/1/2051		60,000	54,788
Southern Co., 3.75%, 9/15/2051		193,000	196,628
Southern Power Co., 4.95%, 12/15/2046		87,000	105,777
			2,348,236
Total Corporate Bonds (Cost $30,622,334)			31,331,040

Mortgage-Backed Securities Pass-Throughs 17.0%
Federal National Mortgage Association:
2.0%, 10/1/2051 (b)		1,900,000	1,904,579
2.5%, 10/1/2051 (b)		3,800,000	3,917,268
3.0%, 10/1/2051 (b)		1,900,000	1,987,894
Total Mortgage-Backed Securities Pass-Throughs (Cost $7,810,633)			7,809,741

Government & Agency Obligations 10.7%
Sovereign Bonds 0.9%
Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030		200,000	217,060
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		200,000	206,300
			423,360
U.S. Treasury Obligations 9.8%
U.S. Treasury Bonds:
1.75%, 8/15/2041		73,900	70,644
1.875%, 2/15/2041		340,000	332,563
1.875%, 2/15/2051		260,600	248,507

U.S. Treasury Notes:
0.125%, 7/31/2022	1,000,000	1,000,234
0.25%, 6/15/2024	1,400,000	1,392,234
1.25%, 8/15/2031	1,519,800	1,482,992
		4,527,174
Total Government & Agency Obligations (Cost $4,955,470)		4,950,534

Short-Term U.S. Treasury Obligation 0.9%
U.S. Treasury Bills, 0.06% (d), 5/19/2022 (e) (Cost $399,848)	400,000	399,866
	Shares	Value ($)

Cash Equivalents 17.9%
DWS Central Cash Management Government Fund, 0.03% (f) (Cost $8,235,220)	8,235,220	8,235,220

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,023,505)	114.6	52,726,401
Other Assets and Liabilities, Net	(14.6)	(6,728,142)
Net Assets	100.0	45,998,259
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g)
64,200	—	64,200 (h)	—	—	625	—	—	—
Cash Equivalents 17.9%
DWS Central Cash Management Government Fund, 0.03% (f)
1,591,076	35,977,506	29,333,362	—	—	407	—	8,235,220	8,235,220
1,655,276	35,977,506	29,397,562	—	—	1,032	—	8,235,220	8,235,220
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued, delayed delivery or forward commitment securities included.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At September 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	12/31/2021	5	1,100,910	1,100,273	(637)
Ultra Long U.S. Treasury Bond	USD	12/21/2021	8	1,569,545	1,528,500	(41,045)
Total unrealized depreciation						(41,682)
At September 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
3 Year U.S. Treasury Note	USD	12/31/2021	4	924,125	923,125	1,000
5 Year U.S. Treasury Note	USD	12/31/2021	22	2,714,797	2,700,328	14,469
U.S. Treasury Long Bond	USD	12/21/2021	1	162,388	159,219	3,169
Ultra 10 Year U.S. Treasury Note	USD	12/21/2021	10	1,473,385	1,452,500	20,885
Total unrealized appreciation						39,523
At September 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	450,000	USD	534,813	11/5/2021	13,200	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$31,331,040	$—	$31,331,040
Mortgage-Backed Securities Pass-Throughs	—	7,809,741	—	7,809,741
Government & Agency Obligations (a)	—	4,950,534	—	4,950,534
Short-Term U.S. Treasury Obligation	—	399,866	—	399,866
Short-Term Investments	8,235,220	—	—	8,235,220
Derivatives (b)
Futures Contracts	39,523	—	—	39,523
Forward Foreign Currency Contracts	—	13,200	—	13,200
Total	$8,274,743	$44,504,381	$—	$52,779,124
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(41,682)	$—	$—	$(41,682)
Total	$(41,682)	$—	$—	$(41,682)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ (2,159)
Foreign Exchange Contracts	$ 13,200	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1bond-PH3
R-080548-1 (1/23)